Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 8,137	$ 393
Trade receivables	327	366
Other receivables	779	36
Inventory	1,791	1,227
Total current assets	11,034	2,022
NON-CURRENT ASSETS:
Deferred offering costs		366
Property and equipment, net	41	3
Intangible assets, net	4,452	5,021
Deferred taxes	110
Operating lease right-of-use assets	138
Total non-current assets	4,741	5,390
TOTAL ASSETS	15,775	7,412
CURRENT LIABILITIES:
Trade payables	131	167
Other payables	391	715
Related party payables	32	265
Short-term loans	86	927
Total current liabilities	640	2,074
NON-CURRENT LIABILITIES:
Loans from shareholders		3,634
Derivative liabilities	2,216	137
Operating lease liabilities	98
Deferred taxes		314
Total non-current liabilities	2,314	4,085
TOTAL LIABILITIES	2,954	6,159
SHAREHOLDERS’ EQUITY:
Ordinary shares of no par value per share - Authorized: 43,567,567 and 4,356,757 shares as of December 31, 2022, and December 31, 2021, respectively; Issued and outstanding: 8,074,217 shares as of December 31, 2022; 2,893,125 shares as of December 31, 2021
Additional paid-in-capital	16,499	2,730
Accumulated deficit	(3,678)	(1,477)
TOTAL SHAREHOLDERS’ EQUITY	12,821	1,253
TOTAL LIABILITIES AND EQUITY	$ 15,775	$ 7,412